Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Term deposit liabilities	$ 481,122	$ 438,907
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	451,000	416,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	148,687	133,776
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	59,436	64,062
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	103,038	83,871
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	45,096	45,532
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	38,498	29,204
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	23,629	24,573
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	32,385	25,329
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 30,353	$ 32,560